Note 25 Consolidated Income Statement Impact (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Consolidated income statement impact [Line Items]
Interest Income And Expense Post employment and other employee benefit commitments		€ 133	€ 75	€ 37
Interest Expenses Benefit Commitments		444	342	257
Interest Income Benefit Commitments		(311)	(267)	(220)
Personnel expense consolidated income statement impact		188	130	120
Defined contribution plan expense		139	87	71
Defined benefit plans expense		49	42	49
Net Provisions post employment and other employee benefit commitments		31	(89)	61
Early Retirement Expense		0	0	100
Past service cost expense on income statement		36	34	(28)
Remeasurements on income statement	[2]	(7)	(126)	(16)
Other provision expense impact on income statement		2	3	6
Total consolidated income statement impact		€ 352	€ 116	€ 218

[1]	1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]
(2) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).